Long-Term Loans	6 Months Ended
Jun. 30, 2026
Long-Term Loans [Abstract]
LONG-TERM LOANS

10. LONG-TERM LOANS

In November 2024, the Company, through a wholly owned subsidiary, entered into Master Loan and Pledge Agreements (the “Agreements A”) with an institution (the “Lender A”). Pursuant to the Agreements A, the Lender A will provide loans in tranches, which is denominated in the U.S. Dollar with a fixed interest rate of 6.5% per annum. The Agreements A also require the Company to transfer certain amounts of its Bitcoins to the Lender A as collateral (see Note 4), with the loan amount being 70% of the then-current fair market value (the “Loan-to-Value Ratio”) of the pledged Bitcoins. If the fair market value of Bitcoins falls, leading to the Loan-to-Value Ratio exceeding 80%, the Company is required to add additional collateral. The loans were paid by Lender A in USDT. The repayment of the loan principal may be made in U.S. Dollar by default or in digital assets. In the event that the Company wishes to repay the loan balance to Lender A in digital assets, the Company shall repay such amount of digital assets which, if converted into U.S. Dollar using the spot rate at the time of such repayment, would be no less than the amount Lender A would receive in U.S. Dollar. The balance of outstanding loan drawn under the Agreement A as of June 30, 2026 and December 31, 2025 was $2.0 million and $15.0 million, respectively, which matures in 2026 and is classified as a current liability as it becomes due within one year.

In June 2026, the Company, through a wholly owned subsidiary, entered into a Loan Agreement (the “Agreement B”) with an institution (the “Lender B”). Pursuant to the Agreement B, the Lender B will provide an unsecured loan, which is denominated in the U.S. Dollar with a fixed interest rate of 5% per annum. The loan was paid by Lender B in USDT and USDC. The balance of outstanding loan drawn under the Agreements B as of June 30, 2026 and December 31, 2025 was $3.4 million and nil, respectively. The Agreement B is structured as a facility with a fixed term of two years.

	Agreement A	Agreement B	Total

Balance as of January 1, 2026	15,000	-	15,000
Addition	-	3,400	3,400
Repayment	(13,000)	-	(13,000)
Balance as of June 30, 2026	2,000	3,400	5,400